April 5, 2016

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”) (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that (i) the Prospectus for Class IF Shares for the Henderson International Opportunities Fund and (ii) the Statement of Additional Information for Class IF Shares for the Henderson International Opportunities Fund do not differ from those contained in Post-Effective Amendment No. 98 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 100 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on March 29, 2016 (Accession # 0000891804-16-001221).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President

cc:           C. Golden